LINE OF CREDIT	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Line of Credit Facility [Abstract]
LINE OF CREDIT

NOTE 4 – LINE OF CREDIT

The Company assumed a line of credit with Wells Fargo Bank upon merger with ISA on April 1, 2015. The line of credit provided for borrowings up to $40,000 but is now closed. The balance as of March 31, 2021 and December 31, 2020, was zero and zero, respectively, including accrued interest. This line of credit has been paid in full as of May 5, 2020.

NOTE 8 – LINE OF CREDIT

The Company assumed a line of credit with Wells Fargo Bank upon merger with ISA on April 1, 2015. The line of credit provided for borrowings up to $40,000 but is now closed. This line of credit has been paid in full as of May 5, 2020.The balance as of December 31, 2020 and December 31, 2019, was zero and $27,615, respectively, including accrued interest.